Interest and Inflation Income (Details) - Schedule of Bank’s Expenses Classified as Interest Expense - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost
Financial liabilities at amortised cost	$ 2,068,183	$ 1,708,075	$ 571,546
Total financial cost	3,310,942	2,516,544	1,109,746
Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	1,799,345	1,088,402	284,978
Total financial cost	3,158,478	2,276,042	(193,113)
Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	268,838	619,673	286,568
Total financial cost	152,464	240,502	1,302,859
Demand deposits One [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	16,592	25,646	19,471
Demand deposits One [Member] | Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	12,228	13,623	14,533
Demand deposits One [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	4,364	12,023	4,938
Time Deposits And Liabilities [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	1,281,580	879,124	109,400
Time Deposits And Liabilities [Member] | Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	1,221,707	759,511	88,949
Time Deposits And Liabilities [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	59,873	119,613	20,451
Repurchase Agreement [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	47,267	15,774	839
Repurchase Agreement [Member] | Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	47,267	15,774	839
Repurchase Agreement [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost
Interbank loans [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	235,583	98,357	43,692
Interbank loans [Member] | Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	235,583	98,357	43,692
Interbank loans [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost
Issued debt instruments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	417,081	622,810	361,736
Issued debt instruments [Member] | Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	231,211	174,707	133,583
Issued debt instruments [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	185,870	448,103	228,153
Other financial liabilities [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	70,080	66,364	36,408
Other financial liabilities [Member] | Interest [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	51,349	26,430	3,382
Other financial liabilities [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Financial liabilities at amortised cost	18,731	39,934	33,026
Lease contracts [Member]
Financial liabilities at amortised cost
Total financial cost	3,601	2,862	2,283
Lease contracts [Member] | Interest [Member]
Financial liabilities at amortised cost
Total financial cost	3,601	2,862	2,283
Lease contracts [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost
Regulatory capital financial instruments [Member]
Financial liabilities at amortised cost
Total financial cost	135,487	239,677	128,636
Regulatory capital financial instruments [Member] | Interest [Member]
Financial liabilities at amortised cost
Total financial cost	64,937	66,728	54,311
Regulatory capital financial instruments [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost	70,550	172,949	74,325
Others equity instruments [Member]
Financial liabilities at amortised cost
Total financial cost	28,389	28,234	4,995
Others equity instruments [Member] | Interest [Member]
Financial liabilities at amortised cost
Total financial cost	28,389	28,234	4,995
Others equity instruments [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost
Hedging accounting [Member]
Financial liabilities at amortised cost
Total financial cost	1,075,282	537,696	402,286
Hedging accounting [Member] | Interest [Member]
Financial liabilities at amortised cost
Total financial cost	1,262,206	1,089,816	(539,680)
Hedging accounting [Member] | Inflation Adjustments [Member]
Financial liabilities at amortised cost
Total financial cost	$ (186,924)	$ (552,120)	$ 941,966